Cover	Sep. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Entity File Number	000-55089
Entity Registrant Name	The 4Less Group, Inc.
Entity Central Index Key	0001438901
Entity Tax Identification Number	90-1494749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	106 W. Mayflower
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89030
City Area Code	702
Local Phone Number	267-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLES
Entity Emerging Growth Company	false